UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended:  09-30-2004


Check here if Amendment [x]; Amendment Number:  1
   This Amendment (Check only one.):  [ x]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               11-26-08
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total: 124886000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102      288     7350 SH       Sole                     6300              1050
Affiliated Computer Systems    COM              008190100     2996    53820 SH       Sole                    47180              6640
Alcoa Aluminum                 COM              138171012     1883    56055 SH       Sole                    48380              7675
American International Group I COM              026874107     4333    63734 SH       Sole                    56431              7303
Amgen                          COM              031162100     1192    20991 SH       Sole                    17971              3020
BP Amoco PLC ADR               COM              055622104     4076    70847 SH       Sole                    61092              9755
Bank of New York Co. Inc       COM              640571022     2198    75335 SH       Sole                    66630              8705
Bemis                          COM              081437105     2690   101220 SH       Sole                    87070             14150
Cardiodynamics Intl CP         COM              141597104       90    19640 SH       Sole                    19640
Chevron Texaco Corp.           COM              166764100     3582    66782 SH       Sole                    57562              9220
Cisco Systems Inc.             COM              17275R102     1508    83314 SH       Sole                    70054             13260
Citigroup                      COM              172967101     2599    58898 SH       Sole                    51298              7600
Coca Cola                      COM              191216100      248     6200 SH       Sole                     6200
Colgate-Palmolive Co.          COM              194162103     1392    30800 SH       Sole                    25380              5420
Computer Sciences Corp.        COM              205363104      813    17260 SH       Sole                    14285              2975
ConocoPhillips                 COM              20825C104     3238    39085 SH       Sole                    33555              5530
Constellation Brands Inc.      COM              21036p108      373     9800 SH       Sole                     9800
Costco Whsl Group              COM              22160K105     1392    33530 SH       Sole                    29895              3635
Cox Communications Inc.        COM              224044107     3595   108500 SH       Sole                    94010             14490
DeVry, Inc.                    COM              251893103      980    47300 SH       Sole                    42155              5145
Electronic Arts, Inc.          COM              285512109      803    17465 SH       Sole                    14400              3065
Exelon  Corporation            COM              30161n101     1885    51390 SH       Sole                    46470              4920
Exxon Mobil                    COM              30231G102      819    16941 SH       Sole                    16941
Family Dollar Stores           COM              307000109     1961    72380 SH       Sole                    63835              8545
Fifth Third Bancorp            COM              316773100      776    15765 SH       Sole                    12335              3430
Fomento Economico Mexicano     COM              344419106      852    19285 SH       Sole                    16400              2885
Gannett Co. Inc.               COM              364730101     1609    19205 SH       Sole                    17175              2030
General Electric               COM              369604103     3120    92921 SH       Sole                    81961             10960
GlaxoSmithKline plc            COM              37733W105      225     5150 SH       Sole                     5150
Goldman Sachs Group            COM              38141G104     2069    22185 SH       Sole                    18885              3300
Great Plains Energy            COM              391164100      788    27045 SH       Sole                    20785              6260
Honda Motor Corp.              COM              438128308     1198    49180 SH       Sole                    41565              7615
IBM                            COM              459200101     1346    15696 SH       Sole                    14096              1600
Johnson & Johnson              COM              478160104     4123    73185 SH       Sole                    64690              8495
Kinder Morgan Management LLC   COM              49455u100     1136    27370 SH       Sole                    23925              3445
Korea Electric Power           COM              500631106      937    88805 SH       Sole                    68235             20570
L-3 Communications             COM              502424104     2334    34840 SH       Sole                    31360              3480
Lowe's Companies Inc.          COM              548661107     2759    50760 SH       Sole                    43440              7320
MBNA Corp.                     COM              55262L100     1923    76320 SH       Sole                    66585              9735
Marsh & McLennan Co            COM              571748102     2760    60320 SH       Sole                    52135              8185
Medtronic, Inc.                COM              585055106     4243    81753 SH       Sole                    70893             10860
Merck                          COM              589331107      226     6835 SH       Sole                     6295               540
Merrill Lynch                  COM              590188108     4493    90370 SH       Sole                    78180             12190
Microsoft Corp.                COM              594918104     3391   122650 SH       Sole                   107910             14740
Nasdaq Biotech Index - iShares COM              464287556     1539    22010 SH       Sole                    19120              2890
Pepsico Inc.                   COM              713448108     3207    65925 SH       Sole                    56445              9480
Pfizer                         COM              717081103     4243   138661 SH       Sole                   120951             17710
Procter & Gamble               COM              742718109     1940    35844 SH       Sole                    30364              5480
Qualcomm                       COM              747525103     3603    92290 SH       Sole                    80160             12130
S&P Depository Receipts ETF    COM              78462F103      225     2010 SH       Sole                     1865               145
S&P Mid-Cap Barra Value - iSha COM              464287705      256     2220 SH       Sole                     2220
SEI Investments                COM              784117103      563    16705 SH       Sole                    14030              2675
Sony Corp. ADR New             COM              835699307      832    24190 SH       Sole                    22380              1810
Starbucks Inc.                 COM              855244109      562    12360 SH       Sole                    10700              1660
State Street Corp.             COM              857477103     3631    85020 SH       Sole                    73430             11590
SunGard Data Systems Inc       COM              867363103     2448   102985 SH       Sole                    88895             14090
Sunrise Assisted Living        COM              86768K106     2159    61480 SH       Sole                    53190              8290
Suntrust Banks Inc.            COM              867914103      507     7200 SH       Sole                     7200
TJX Co Inc.                    COM              872540109      750    34010 SH       Sole                    27525              6485
Texas Instruments              COM              882508104     1630    76617 SH       Sole                    70617              6000
UnitedHealth Group             COM              91324P102     3207    43490 SH       Sole                    37725              5765
Verizon Communications         COM              92343V104      276     7014 SH       Sole                     6484               530
WPP Group                      COM              929309300     1903    40830 SH       Sole                    35135              5695
Wyeth                          COM              983024100      254     6800 SH       Sole                     6800
Xilinx                         COM              983919101      650    24080 SH       Sole                    20400              3680
Zions Bancorporation           COM              989701107      488     7990 SH       Sole                     6800              1190
Equity Residential Properties  REL              29476l107     1078    34785 SH       Sole                    28095              6690